Commitments, contingencies and guarantees - Maturities of commitments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 2,343,528	¥ 2,012,851
Commitments to invest	47,090	32,286
Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,243,943	1,135,695
Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,099,585	¥ 877,156
Less than 1 year [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,421,281
Commitments to invest	22,136
Less than 1 year [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	1,243,943
Less than 1 year [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	177,338
1 to 3 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	267,085
Commitments to invest	1,634
1 to 3 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
1 to 3 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	267,085
3 to 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	270,738
Commitments to invest	5,000
3 to 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
3 to 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	270,738
More than 5 years [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	384,424
Commitments to invest	18,320
More than 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit
More than 5 years [Member] | Other commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments to extend credit	¥ 384,424